Liquidity - Private Placement Transactions (Details) € in Millions, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021
Financial Liabilities
Effective Interest Rate	3.49%	3.49%	1.23%	0.83%
Carrying Amount	€ 7,169		€ 10,943
Private placements
Financial Liabilities
Carrying Amount	€ 388		405
Tranche 8-2012
Financial Liabilities
Coupon Rate	3.33%	3.33%
Effective Interest Rate	3.37%	3.37%
Nominal Volume | $		$ 323
Carrying Amount	€ 294		306
Tranche 9-2012
Financial Liabilities
Coupon Rate	3.53%	3.53%
Effective Interest Rate	3.57%	3.57%
Nominal Volume | $		$ 100
Carrying Amount	€ 95		€ 99